Acquisitions of Subsidiaries	12 Months Ended
Oct. 31, 2025
Acquisitions of Subsidiaries [Abstract]
ACQUISITIONS OF SUBSIDIARIES
14.	ACQUISITIONS OF SUBSIDIARIES

(a)	Acquisition of WME Assets in 2023

In August 2022, AMTD IDEA Group and the Company entered into certain agreements pursuant to which the Company acquired 96.1% of the equity interest in WME Assets Group (“WME Assets”), which holds a global portfolio of premium whole building properties, from AMTD Group, the consideration comprised of the issuance of 515,385 Class B ordinary shares of the Company (“Consideration Shares”). This acquisition enabled the Group’s expansion to hotel operations, hospitality and VIP services business.

Upon the completion of the transaction, WME Assets was consolidated by Company since February 6, 2023 based on business combination under common control using predecessor accounting prospectively. The difference between the consideration and the net asset value of WME Assets, amounting to approximately US$274,831, was recorded in capital reserve within the consolidated statement of changes in equity. The Consideration Shares were settled by treasury shares of the Company with repurchase price of US$266,647.

No acquisition-related cost has been recognized as an expense for the year ended April 30, 2023.

Assets acquired and liabilities recognized at the date of acquisition:

US$
Interests in joint ventures	24,726
Property, plant and equipment	135,592
Cash and cash equivalents	3,860
Accounts receivable	527
Prepayments, deposits and other receivables	20,365
Amount due from a non-controlling shareholder	637
Accounts payable	(311)
Other payables and accruals	(1,582)
Contract liabilities	(688)
Bank borrowings	(50,849)
Amount due to a non-controlling shareholder	(53,464)
Amount due to AMTD Group	(81,972)
(3,159)

Reserves arising on acquisition:

Consideration transferred	266,647
Plus: non-controlling interests of WME Assets	(336)
Plus: non-controlling interests of WME Assets’ subsidiaries	5,361
Less: recognized amounts of net assets acquired	3,159
274,831

Net cash inflow on acquisition of WME Assets:

Cash consideration paid	—
Add: cash and cash equivalent balances acquired	3,860
3,860
(b)	Acquisition of The Generation Essentials Group (“TGE”, previously named as World Media and Entertainment Universal Inc.) in 2024

During the year ended October 31, 2024, TGE underwent reorganization with AMTD IDEA and the Company. Before the reorganization, TGE was the subsidiary of AMTD IDEA. In October 2024, TGE issued additional shares to the Company in return of 21,485,714 Class A ordinary shares of the Company. Upon the completion of the reorganization, TGE becomes the subsidiary of the Company.

Upon completion of the reorganization by TGE, TGE owns the business of “L’Officiel”, “The Art Newspaper”, WME Assets, WME Direct Investments Limited (including the movie income rights investments), certain listed equity instruments and certain properties.

As such, certain business units under TGE are then consolidated by the Company including but not limited to the business of “L’Officiel” and “The Art Newspapers” from the media and entertainment segment and a property. The consolidation is based on business combination under common control using predecessor accounting prospectively. The net asset value of TGE attributable to the owners of the Company, amounting to approximately US$48,669, was recorded in capital reserve and US$58,484 was recorded in non-controlling interests within the consolidated statement of changes in equity.

On the other hand, the controlling interests in WME Assets and WME Direct Investments Limited and its subsidiary are transferred from the Company to TGE upon the completion of the reorganization. Due to the Company’s change in the effective shareholding in WME Assets and WME Direct Investments Limited, it resulted in an increase in non-controlling interests of US$17,216 with a corresponding debit to capital reserve attributable to the owners of the Company. Also, when the Company issued its shares to TGE, a recognition of US$102,610 which is an allocation of the Company’s shares attributable to the non-controlling interests of TGE was recorded and a corresponding debit to capital reserve attributable to the owners of the Company.

No acquisition-related cost has been recognized as an expense for the year ended October 31, 2024.

Assets acquired and liabilities recognized at the date of acquisition:

US$
Property, plant and equipment	15,496
Intangible assets	119,108
Financial assets at FVTPL	6,813
Accounts receivable	3,968
Prepayments, deposits and other receivables	225
Cash and cash equivalents	4,784
Accounts payables	(714)
Other payables and accruals	(4,023)
Contract liabilities	(423)
Amount due to AMTD Group	(21,326)
Tax liabilities	(17)
Bank borrowings	(11,086)
Deferred tax liability	(5,652)
Net assets acquired	107,153

Less: non-controlling interests of TGE	(58,484)
Other reserve attributable to the owners of the Company	48,669

Net cash inflow on acquisition of TGE:

Cash and cash equivalent balances acquired	4,784

(c)	Consolidation of Singapore hotel companies in 2024

On April 1, 2024, the Group agreed with the remaining shareholder of Singapore hotel companies that the Group owns the controlling interests of Singapore hotel companies. Accordingly, Singapore hotel companies became non-wholly owned subsidiaries of the Group without a change of the percentage of ownership.

Assets acquired and liabilities recognized at the date of acquisition:

US$
Property, plant and equipment	189,826
Accounts receivable	920
Prepayments, deposits and other receivables	622
Cash and cash equivalents	4,273
Accounts payables	(116)
Other payables and accruals	(467)
Provisions	(1,406)
Contract liabilities	(471)
Amount due to shareholders	(47,157)
Tax liabilities	(214)
Bank borrowings	(159,722)
Non-controlling interests	6,817
Net assets acquired	(7,095)
Interests in joint venture eliminated	(7,095)

The fair values and gross contractual amounts of accounts receivable and other receivables at the date of acquisition amounted to approximately US$920 and US$622, respectively. No accounts receivable and other receivables were expected to be uncollectible.

Net cash inflow on consolidation of Singapore hotel companies:

Cash and cash equivalent balances acquired	4,273